Turnover and segment information - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) productGroup Segments wholesalers	Dec. 31, 2022 GBP (£) Segments	Dec. 31, 2021 GBP (£) Segments	Dec. 31, 2020 GBP (£)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	2	2	4
Number of product groups | productGroup	3
Number of US wholesalers | wholesalers	3
Share of profit (loss) of associates and joint ventures accounted for using equity method	£ 30,328	£ 29,324	£ 24,696
Revenue recognised in year from performance obligations satisfied in previous periods	1,751	1,601
Turnover from changes to estimates of RAR accruals	728	898
Milestone income	37	115
Royalty income	986	588
Contingent consideration liabilities	6,662	7,068	6,076	£ 5,869
Pfizer
Disclosure of operating segments [line items]
Pfizer put option	848	1,093
Shionogi ViiV healthcare
Disclosure of operating segments [line items]
Contingent consideration liabilities	5,718	5,890
Wholesalers 1 | US
Disclosure of operating segments [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	4,494	4,045	3,159
Wholesalers 2 | US
Disclosure of operating segments [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	4,498	4,161	3,081
Wholesalers 3 | US
Disclosure of operating segments [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	£ 3,531	£ 3,227	£ 2,670